Retirement Plans (Details Textuals)	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Contributions matching vested in service	4 years
Contributions matching vested in pro rata basis	100.00%
100% vested in all matching contributions after years of service	4 years
Vesting period of Supplemental Executive Retirement Plan	3 years
Supplemental Executive Retirement Plan vesting in pro-rata basis	one-third vesting each year
Supplemental Executive Retirement Plan vesting in the event of the participant's death or disability or the termination of the plan due to a change in control	100.00%
Supplemental Executive Retirement Plan vesting In event of participant reaching retirement age, percentage	100.00%
Term of contract	60 years old and five years of active service